Lease (Details 4) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Total lease payments	¥ 677
Less: imputed interest	(20)
Total lease liability	¥ 657	¥ 330	¥ 0